KEY MANAGEMENT PERSONNEL COMPENSATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Key Management Personnel Compensation
Salaries and short term benefits	$ 522,359	$ 696,751	$ 775,064
Directors' fees	108,600	103,805	70,378
Share-based payments	1,054,812	431,037	621,339
Total	$ 1,685,771	$ 1,231,593	$ 1,466,781